Fair Value - Reconciliation of Beginning and Ending Balances of Company's Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (Reverse Loans [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets, Fair Value	$ 0	$ 28.5
Loans Receivable [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets, Fair Value	$ 0	$ 28.5